CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - ESG [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Companys Equity [Member]	Noncontrolling Interest [Member]	Total [Member]
Beginning balance, value at Dec. 31, 2020	$ 10,433	$ 11,027,688	$ 794,073	$ 425,428	$ 12,257,622	$ 4,191,146	$ 16,448,768
Beginning balance, shares at Dec. 31, 2020	10,432,800
Net loss			(896,446)		(896,446)	(306,514)	(1,202,960)
Foreign currency translation gain				693,815	693,815	237,230	931,045
Ending balance, value at Dec. 31, 2021	$ 10,433	11,027,688	(102,373)	1,119,243	12,054,991	4,121,862	16,176,853
Ending balance, shares at Dec. 31, 2021	10,432,800
Net loss			(25,261)		(25,261)	(8,637)	(33,898)
Foreign currency translation gain				(337,247)	(337,247)	(115,312)	(452,559)
Ending balance, value at Mar. 31, 2022	$ 10,433	11,027,688	(127,634)	781,996	11,692,483	3,997,913	15,690,396
Ending balance, shares at Mar. 31, 2022	10,432,800
Beginning balance, value at Dec. 31, 2021	$ 10,433	11,027,688	(102,373)	1,119,243	12,054,991	4,121,862	16,176,853
Beginning balance, shares at Dec. 31, 2021	10,432,800
Net loss			(731,847)		(731,847)	(250,234)	(982,081)
Foreign currency translation gain				(1,267,833)	(1,267,833)	(433,499)	(1,701,332)
Ending balance, value at Dec. 31, 2022	$ 10,433	11,027,688	(834,220)	(148,590)	10,055,311	3,438,129	13,493,440
Ending balance, shares at Dec. 31, 2022	10,432,800
Beginning balance, value at Mar. 31, 2022	$ 10,433	11,027,688	(127,634)	781,996	11,692,483	3,997,913	15,690,396
Beginning balance, shares at Mar. 31, 2022	10,432,800
Net loss			(243,261)		(243,261)	(83,176)	(326,437)
Foreign currency translation gain				(624,139)	(624,139)	(213,406)	(837,545)
Ending balance, value at Jun. 30, 2022	$ 10,433	11,027,688	(370,895)	157,857	10,825,083	3,701,331	14,526,414
Ending balance, shares at Jun. 30, 2022	10,432,800
Beginning balance, value at Dec. 31, 2022	$ 10,433	11,027,688	(834,220)	(148,590)	10,055,311	3,438,129	13,493,440
Beginning balance, shares at Dec. 31, 2022	10,432,800
Net loss			(205,746)		(205,746)	(70,349)	(276,095)
Foreign currency translation gain				43,405	43,405	14,841	58,246
Ending balance, value at Mar. 31, 2023	$ 10,433	11,027,688	(1,039,966)	(105,185)	9,892,970	3,382,621	13,275,591
Ending balance, shares at Mar. 31, 2023	10,432,800
Net loss			134,283		134,283	45,914	180,197
Foreign currency translation gain				(529,676)	(529,676)	(181,107)	(710,783)
Ending balance, value at Jun. 30, 2023	$ 10,433	$ 11,027,688	$ (905,683)	$ (634,861)	$ 9,497,577	$ 3,247,428	$ 12,745,005
Ending balance, shares at Jun. 30, 2023	10,432,800